Loans and Borrowings (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Debt Disclosure [Abstract]
Summary of Loans and Borrowings

	December 31, 2022	March 31, 2022

Loans and borrowings:

Promissory note originally of $10,000,000 and increased to $13,000,000 on July 13, 2022, issued by Sprout, guaranteed by the Company and secured through a first-ranking mortgage on all movable current and future, corporeal and incorporeal, and tangible and intangible assets of Sprout. The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing September 30, 2022. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs. The principal and accrued interest may also be converted, in whole or in part, at any time before February 1, 2024, upon the mutual consent of Sprout, the Company and MSEC, into common shares of the Company.

	$15,261,355	$11,648,320

Promissory note of $250,000 issued by Sprout on August 26, 2022, guaranteed by the Company and secured by the issued and outstanding capital stock of Sprout. The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing September 30, 2022. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs. The principal is payable on February 1, 2024 in cash, or, upon the prior consent of the holder, fully or partially in common shares of Neptune at the Company's discretion.	201,428	—

Promissory notes totaling $550,000 issued by Sprout on November 8, 2022, guaranteed by the Company and secured by the issued and outstanding capital stock of Sprout. The outstanding principal balance bears interest at the rate of 10.0% per annum, increasing by 1.00% every three months commencing December 31, 2022. Interest is accrued and added to the principal amount of the loan and is presented net of borrowing costs. The principal is payable on February 1, 2024 in cash, or, upon the prior consent of the holder, fully or partially in common shares of Neptune at the Company's discretion.	473,875	—

	15,936,658	11,648,320
Less current portion of loans and borrowings	—	—
Loans and borrowings	$15,936,658	$11,648,320

	March 31,	March 31,
	2022	2021
Loans and borrowings:
Promissory note of $10,000,000 issued by Sprout, guaranteed by the Corporation and secured through a first-ranking mortgage on all movable assets of Sprout current and future, corporeal and incorporeal, and tangible and intangible. The outstanding principal balance bears interest at the rate of 10.0% per annum, payable quarterly in arrears on the last day of each fiscal quarter during the term, commencing March 31, 2021. The principal is payable on February 1, 2024.	$11,648,320	$11,312,959
	11,648,320	11,312,959
Less current portion of loans and borrowings	—	—
Loans and borrowings	$11,648,320	$11,312,959